Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 17,989,788	$ 14,882,763	$ 12,865,870
Cost of revenues	(6,117,640)	(4,655,827)	(4,456,353)
Gross Profit	11,872,148	10,226,936	8,409,517
Operating Expenses
Selling and marketing expenses	(3,441,941)	(3,196,469)	(2,261,258)
General and administrative expenses	(3,124,301)	(2,524,003)	(1,425,663)
Research and development expenses	(816,553)	(864,320)	(1,447,949)
Total Operating Expenses	(7,382,795)	(6,584,792)	(5,134,870)
Income from Operations	4,489,353	3,642,144	3,274,647
Interest income, net	146,965	211,479	191,609
Other income, net	305,566	534,020	37,364
Income Before Income Taxes	4,941,884	4,387,643	3,503,620
Income tax expenses	(484,787)	(387,144)	(502,131)
Net Income	4,457,097	4,000,499	3,001,489
Net loss attributable to noncontrolling interests	1,283	46,171	17,834
Net Income Attributable to Zhongchao Inc.’s shareholders	4,458,380	4,046,670	3,019,323
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,259,984	(173,604)	(379,520)
Comprehensive Income	5,717,081	3,826,895	2,621,969
Total comprehensive loss attributable to noncontrolling interests	1,283	46,171	17,834
Total comprehensive income attributable to Zhongchao Inc.’s shareholders	$ 5,718,364	$ 3,873,066	$ 2,639,803
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	24,425,637	21,600,135	20,764,245
Earnings per share
Basic and Diluted (in Dollars per share)	$ 0.183	$ 0.187	$ 0.145